Organization and Description of Business Operations (Details) - USD ($)				3 Months Ended	12 Months Ended
	Mar. 02, 2023	Sep. 13, 2021	Sep. 08, 2021	Mar. 31, 2023	Dec. 31, 2022
Organization and Description of Business Operations (Details) [Line Items]
Transaction costs				$ 3,700,000	$ 3,700,000
Underwriting fees				3,000,000	3,000,000
Other offering cost				700,000	$ 700,000
Deposited amount			$ 153,000,000	$ 180,000
Deposited per unit (in Dollars per share)			$ 10.2
Gross proceeds		$ 23,400,000
Aggregate proceeds amount		175,950,000
Underwriting discount		$ 450,000
Public per share (in Dollars per share)				$ 10.2	$ 10.2
Net tangible asset				$ 5,000,001	$ 5,000,001
Percentage of public shares				15.00%	15.00%
Dissolution expenses				$ 100,000	$ 100,000
Working capital				120,000	680,000
Opening bank account				60,000.00	178,530,000
Marketable securities held in the trust account				$ 20,770,000	$ 1,580,000
Price per share (in Dollars per share)				$ 10
Aggregate amount				$ 150,000,000
Aggregate redemption amount	$ 159,340,000
Trust Account	$ 20,300,000
Shares percentage				50.00%
Restricted Securities percentage				50.00%
Working capital deficiency				$ 3,890,000
IPO [Member]
Organization and Description of Business Operations (Details) [Line Items]
Offering units (in Shares)			15,000,000
Offering price (in Dollars per share)			$ 10
Over-Allotment Option [Member]
Organization and Description of Business Operations (Details) [Line Items]
Sale of additional units (in Shares)		2,250,000
Sale of per unit (in Dollars per share)		$ 10
Private Warrants [Member]
Organization and Description of Business Operations (Details) [Line Items]
Sale of warrants (in Shares)			8,400,000
Price per unit (in Dollars per share)			$ 1
Sale of additional units (in Shares)		900,000
Sale of per unit (in Dollars per share)		$ 1
Common Stock [Member]
Organization and Description of Business Operations (Details) [Line Items]
Closing price of common shares (in Dollars per share)				$ 12
Sponsor [Member]
Organization and Description of Business Operations (Details) [Line Items]
Public per share (in Dollars per share)				$ 10.2	$ 10.2
Business Combination [Member]
Organization and Description of Business Operations (Details) [Line Items]
Aggregate fair market value				80.00%	80.00%
Ownership percentage				50.00%	50.00%
Percentage of public shares				100.00%	100.00%